Condensed Unconsolidated Financial Information - Summary of Information About Borrowings (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Amount	$ 4,363,879,243	$ 4,339,028,360
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,350,924,072	2,536,119,483
Loma Negra C.I.A.S.A. [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,792,409,606	1,807,253,815
Loma Negra C.I.A.S.A. [member] | In US Dollars [member] | Banco Supervielle S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%
Due date	Sep-17
Amount		111,672,996
Loma Negra C.I.A.S.A. [member] | In US Dollars [member] | Industrial And Commercial Bank Of China [member] | LIBOR plus 3.4 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Month Libor + 3.4%
Borrowings adjustment to interest rate basis	3.40%
Due date	Jun-19
Amount	$ 563,979,469	791,854,007
Loma Negra C.I.A.S.A. [member] | In US Dollars [member] | Industrial And Commercial Bank Of China [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3 Month Libor + 3.75%
Borrowings adjustment to interest rate basis	3.75%
Due date	May-20
Amount	$ 1,228,430,137
Loma Negra C.I.A.S.A. [member] | In US Dollars [member] | Itau Unibanco SA [member] | LIBOR plus 2.9 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6 Month Libor + 2.9%
Borrowings adjustment to interest rate basis	2.90%
Due date	Mar-18
Amount		903,726,812
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 558,514,466	728,865,668
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | Banco Provincia de Buenos Aires [member] | BADLAR plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 4%
Borrowings adjustment to interest rate basis	4.00%
Due date	Sep-18
Amount	$ 16,345,799	32,000,000
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | Banco Provincia de Buenos Aires One [member] | BADLAR plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Mar-19
Amount	$ 89,590,643	149,206,763
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | Banco Provincia de Buenos Aires two [member] | BADLAR plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Jun-19
Amount	$ 108,753,068	150,822,338
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | Banco Provincia de Buenos Aires three [member] | BADLAR plus 2% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 2%
Borrowings adjustment to interest rate basis	2.00%
Due date	Jul-19
Amount	$ 15,133,621	19,879,350
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	21.75%
Due date	Apr-19
Amount	$ 157,865,753
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | Banco Patagonia S.A. [member] | BADLAR corrected plus 1.65% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 1.65%
Borrowings adjustment to interest rate basis	1.65%
Due date	Jul-18
Amount	$ 70,391,979	164,392,235
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | Banco Santander Rio S.A. [member] | BADLAR corrected plus 4% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	BADLAR + 4%
Borrowings adjustment to interest rate basis	4.00%
Due date	Jul-18
Amount	$ 87,562,256	204,298,831
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member] | Bank overdrafts [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	29.00%
Borrowings interest rate basis	Daily Overdraft Rate
Due date	Jan-18
Amount	$ 12,871,347	$ 8,266,151